COMPANY'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Summary of equity interest in the entities

					% equity interest
			Type of	Accounting	December 31,	December 31,
Entity	Main activity	Country	investment	method	2020	2019
AGFA – Com. Adm. e Participações Ltda. (1)	Holding	Brazil	Direct	Consolidated		100.00%
Asapir Produção Florestal e Comércio Ltda. (1)	Eucalyptus cultivation	Brazil	Direct	Consolidated		100.00%
Celluforce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.30%	8.30%
Comercial e Agrícola Paineiras Ltda. (1)	Lease of reforestation land	Brazil	Direct	Consolidated		99.99%
Ensyn Corporation	Biofuel research and development	United States of America	Direct	Equity	25.30%	25.30%
F&E Technologies LLC	Biofuel production, except alcohol	United States of America	Direct	Equity	50.00%	50.00%
F&E Tecnologia do Brasil S.A. (2)	Biofuel production, except alcohol	Brazil	Direct	Consolidated	100.00%	100.00%
Facepa - Fábrica de Papel da Amazônia S.A. (1)	Industrialization and commercialization of tissue paper	Brazil	Direct /Indirect	Consolidated		92.80%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100.00%	100.00%
Fibria Terminais Portuários S.A. (1)	Port operation	Brazil	Direct	Consolidated		100.00%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operation	Brazil	Direct	Consolidated	100.00%	100.00%
FuturaGene AgriDev Xinjiang Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Biotechnology Shangai Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Brasil Tecnologia Ltda. (1)	Biotechnology research and development	Brazil	Direct /Indirect	Consolidated		100.00%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Hong Kong Ltd.	Biotechnology research and development	Hong Kong	Indirect	Consolidated	100.00%	100.00%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	Indirect	Consolidated	100.00%	100.00%
Gansu FuturaGene Biotech Co. Ltd. (3)	Biotechnology research and development	China	Indirect	Consolidated		100.00%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Equity	49.90%	49.90%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operation	Brazil	Indirect	Consolidated	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100.00%	100.00%
Ondurman Empreendimentos Imobiliários Ltda. (1)	Lease of reforestation land	Brazil	Direct /Indirect	Consolidated		100.00%
Paineiras Logística e Transportes Ltda.	Road freight transport	Brazil	Direct	Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operation	Brazil	Direct	Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100.00%	100.00%
Rio Verde Participações e Propriedades Rurais S.A. (4)	Forest assets	Brazil	Direct	Consolidated	100.00%	100.00%
SFBC Participações Ltda. (5)	Packaging production	Brazil	Direct	Consolidated	100.00%
Spinnova OY (6)	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	23.44%	24.06%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (7)	Commercialization of computer paper and materials	Argentina	Direct	Consolidated	100.00%	100.00%
Suzano Austria GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Canada Inc.	Lignin research and development	Canada	Direct	Consolidated	100.00%	100.00%
Suzano International Trade GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (8)	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Consolidated	100.00%
Suzano Participações do Brasil Ltda. (9)	Holding	Brazil	Direct	Consolidated	100.00%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100.00%	100.00%
Suzano Shanghai Ltd. (10)	Business office	China	Direct	Consolidated	100.00%
Suzano Trading International KFT	Business office	Hungary	Direct	Consolidated	100.00%	100.00%
Suzano Trading Ltd.	Business office	Cayman Island	Direct	Consolidated	100.00%	100.00%
Veracel Celulose S.A. (11)	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Proportional Consolidated	50.00%	50.00%
1)	On December 31, 2020, merger of the entity by Suzano S.A.
2)

On May 31, 2020, reorganization of equity interest as a result of the merger of Suzano Participações do Brasil Ltda. by Suzano S.A. Previously, the participation of this entity was directly held by Suzano Participações do Brasil Ltda. and indirectly by Suzano S.A. After the merger, it was held wholly-owned by Suzano S.A.

3)On April 8, 2020, disposal of equity interest.

4)On May 31, 2020 reorganization of equity interest as a result of the merger of Suzano Participações do Brasil Ltda. by Suzano S.A. Previously, the participation of this entity was directly held by Suzano Participações do Brasil Ltda. and indirectly by Suzano S.A. After the merger, it was held wholly-owned by Suzano S.A.

5)On August 31, 2020, entity established as a result of corporate restructuring. On December 31, 2020, reorganization of equity interest as a result of the merger of Facepa - Fábrica de Papel da Amazônia S.A. by Suzano S.A. Previously, the participation of this entity was wholly-owned held by Facepa - Fábrica de Papel da Amazônia S.A. and indirectly by Suzano S.A. After the merger, it was held directly by Suzano S.A.

6)On January 29, 2020, dilution of equity interest due to the acquisition of interest by another investor.

7)On December 31, 2020, reorganization of equity interest as a result of the merger of Comercial e Agrícola Paineiras Ltda. by Suzano S.A. Previously, the participation of this entity was 90% held by Suzano S.A and 10% by Comercial e Agrícola Paineiras Ltda. After the merger, it was held wholly-owned by Suzano S.A.

8)On December 02, 2020, establishment of legal entity arising from corporate reorganization.

9)On May 31, 2020, merger of the entity by Suzano S.A.

10)On February 26, 2020, establishment of legal entity arising from corporate reorganization.

11)Joint operation with Stora Enso, a company located in Finland.

Facepa
Summary of balance sheet items

The following table summarizes, the balance sheet of Facepa as of December 31, 2020:

ASSET		LIABILITIES
CURRENT		CURRENT
Cash and cash equivalentes	47,397	Trade accounts payable	219,578
Trade accounts receivable	53,777	Lease liabilities	451
Inventories	34,977	Taxes payable	1,813
Recoverable taxes	45,738	Payroll and charge	7,064
Other assets	1,845	Dividends payable	8,004
Total current asset	183,734	Other liabilities	4,515
		Total current liabilities	241,425

NON-CURRENT		NON-CURRENT
Recoverable taxes	183	Loans and financing	3,650
Deferred taxes	4,498	Lease liabilities	1,011
Judicial deposits	1,231	Provision for judicial liabilities	7
	5,912	Total non-current liabilities	4,668
		TOTAL LIABILITIES	246,093
Investment	15,839
Property, plant and equipment	65,487
Right of use	1,389	EQUITY
Intangible	120	Share capital	24,713
	82,835	Accumulated profit	1,675
Total non-current asset	88,747	Total equity	26,388
TOTAL ASSET	272,481	TOTAL LIABILITIES AND EQUITY	272,481

Fibria
Summary of final purchase price allocation

The following table summarizes the final purchase price allocation based on the appraisal report prepared by an independent and specialized entity:

Cash consideration	27,797,441
Issuance of shares by Suzano	9,438,413
Total consideration	37,235,854

Book value of Fibria's shareholders' equity	14,149,004
Write-off of the book value of existing goodwill, net of the deferred income taxes	(3,495,077)
Mandatory minimum dividends (eliminated from the balance sheet at the date of acquisition)	724,829
Book value of Fibria's shareholders' equity, net of goodwill	11,378,756

Fair value adjustment on business combination with Fibria (assets and liabilities):
Inventories	2,178,903	(1)
Property, plant and equipment	9,362,315	(2)
Customer relationship	9,030,779	(3)
Port assets	749,060	(4)
Contingent liabilities	(2,970,546)	(5)
Loans and financing	(59,921)	(6)
Taxes recoverable	(235,843)	(7)
Other assets and liabilities, net	451,624	(8)
Deferred taxes, net	(546,324)	(9)
Total impact of fair value	17,960,047
Goodwill on the expectation of future profitability	7,897,051	(10)
1)	Measured considering the balance of finished products based on selling price, net of selling expenses and an accepted margin based on the results achieved in 2018.
2)	Determined based on the analysis of market data on comparable transactions and cost quantification, based on the estimate of replacement or replacement value of the assets.
3)

In order to determine the fair value adjustment in the customer portfolio, the income approach and the method were used to measure the present value of the income that will be generated during the remaining useful life of the asset. Considering the 5-year history of Fibria's sales data and the churn rate that measures customer satisfaction and customer permanence in the portfolio, the adjustment was measured using estimated discounted cash flows.

4)

Fibria has concession contracts and port assets to assist in port operations in Brazil. For fair value measurement of these assets was considered the income approach, the Multi Period Excess Earnings Method (“MPEEM”) that measures the present value of the income that will be generated during the remaining useful life of the asset and method of direct cost differential.

5)

In the business combination, for the contingencies fair value measurement, whose chances of loss were classified as possible and remote, Fibria's Management and its external and independent advisors were considered for their fair values, whose amounts were measured based on the analyzes of Company’s external lawyers.

6)

The adjustment to fair value of loans and financing was measured based on the fair value of the Bonds, based on the quotation of the security in the secondary market, and the adjustment to present value considering the market rate at the base date on December 31, 2018.

7)	For the measurement of the fair value of the taxes to be recovered, the amount to be recovered, discounted to the present value considering the expected Selic rate for the tax period, was considered.
8)

In other net assets and liabilities, including supply contracts, accounts receivable and advances to suppliers, the income evaluation methodology, the present value and the direct cost differential were used.

9)

Deferred asset on income tax on fair value adjustments of assets of Veracel and Portocel. For the remaining fair value, we did not recognize deferred liability on income taxes liabilities due to Fibria’s Legal Merger in April 2019.

10)	Goodwill is attributable to the strong market position and expected future profitability of Fibria in negotiations in the eucalyptus pulp market.

Summary of balance sheet items

The following table summarizes, the main items balance sheet of Fibria as of March 31, 2019.

ASSETS		LIABILITIES
CURRENT		CURRENT
Cash and cash equivalents	29,086	Trade accounts payable	955,210
Marketable securities	2,734,027	Loans and financing	816,180
Trade accounts receivable	3,572,059	Lease liabilities	420,241
Inventories	1,714,560	Taxes payable	36,057
Recoverable taxes	768,439	Payroll and charges	104,246
Derivative financial instruments	256,675	Related parties	1,179,254
Other assets	161,238	Derivative financial instruments	254,444
Total current assets	9,236,084	Dividends payable	4,015
		Other liabilities	946,099
		Total current liabilities	4,715,746
NON-CURRENT		NON-CURRENT
Marketable securities	175,559	Loans and financing	8,139,390
Recoverable taxes	546,234	Derivative financial instruments	678,833
Deferred taxes	1,364,363	Lease liabilities	1,972,531
Derivative financial instruments	723,084	Related parties	16,305,560
Advances to suppliers	696,767	Employee benefits	144,557
Judicial deposits	190,533	Provision for judicial liabilities	190,698
Other assets	100,877	Other liabilities	175,934
		Total non-current liabilities	27,607,503
		TOTAL LIABILITIES	32,323,249
Biological assets	4,355,102
Investments	9,481,900
Property, plant and equipment	14,633,114
Right of use	2,301,427
Intangible assets	118,920
Total non-current	34,687,880	EQUITY	11,600,715
TOTAL ASSETS	43,923,964	TOTAL EQUITY AND LIABILITIES	43,923,964